Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 45,060,000.00
Previously Paid Amount	2,486.34
Total Fee Amount	6,222.79
Total Offset Amount	0.00
Net Fee	$ 3,736.45
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A